Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Growth Portfolio
March 31, 2025
VIPGRWT-NPRT1-0525
1.799861.121
Common Stocks - 97.8%
	Shares	Value ($)
BELGIUM - 0.6%
Health Care - 0.6%
Biotechnology - 0.1%
Galapagos NV ADR (b)	395,700	9,939,984
Pharmaceuticals - 0.5%
UCB SA	295,600	52,020,153
TOTAL BELGIUM		61,960,137
BRAZIL - 1.4%
Consumer Discretionary - 1.1%
Broadline Retail - 1.1%
MercadoLibre Inc (b)	53,882	105,116,777
Materials - 0.3%
Metals & Mining - 0.3%
Vale SA ADR	3,284,300	32,777,314
TOTAL BRAZIL		137,894,091
CANADA - 1.2%
Information Technology - 1.2%
IT Services - 1.2%
Shopify Inc Class A (United States) (b)	1,188,000	113,430,240
CHINA - 4.5%
Communication Services - 1.2%
Interactive Media & Services - 1.2%
Tencent Holdings Ltd	1,897,200	121,223,404
Consumer Discretionary - 3.3%
Automobiles - 1.1%
BYD Co Ltd H Shares	2,085,000	105,577,162
Broadline Retail - 0.6%
PDD Holdings Inc Class A ADR (b)	544,300	64,417,905
Hotels, Restaurants & Leisure - 1.6%
Meituan B Shares (b)(c)(d)	3,076,200	61,900,741
Trip.com Group Ltd ADR	1,435,800	91,288,164
		153,188,905
TOTAL CONSUMER DISCRETIONARY		323,183,972

TOTAL CHINA		444,407,376
DENMARK - 0.1%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Chemometec A/S	152,700	10,946,268
GERMANY - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
BioNTech SE ADR (b)	401,300	36,542,378
ISRAEL - 1.2%
Health Care - 0.4%
Biotechnology - 0.0%
Gamida Cell Ltd (e)	2,212,268	23
Gamida Cell Ltd warrants 4/21/2028 (b)(e)	441,000	4
		27
Pharmaceuticals - 0.4%
Teva Pharmaceutical Industries Ltd ADR (b)	2,853,900	43,864,443
TOTAL HEALTH CARE		43,864,470

Information Technology - 0.8%
IT Services - 0.8%
Wix.com Ltd (b)	431,200	70,449,456
TOTAL ISRAEL		114,313,926
JAPAN - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Chugai Pharmaceutical Co Ltd	832,800	38,151,868
NETHERLANDS - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
BE Semiconductor Industries NV	490,000	50,451,079
TAIWAN - 2.7%
Information Technology - 2.7%
Semiconductors & Semiconductor Equipment - 2.7%
eMemory Technology Inc	128,000	8,984,089
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,536,304	255,026,464

TOTAL TAIWAN		264,010,553
UNITED KINGDOM - 0.6%
Consumer Discretionary - 0.2%
Leisure Products - 0.2%
Games Workshop Group PLC	113,400	20,493,175
Health Care - 0.1%
Biotechnology - 0.1%
Immunocore Holdings PLC ADR (b)	183,853	5,454,918
Industrials - 0.3%
Professional Services - 0.3%
RELX PLC ADR	610,400	30,770,264
TOTAL UNITED KINGDOM		56,718,357
UNITED STATES - 84.2%
Communication Services - 7.9%
Entertainment - 1.3%
Live Nation Entertainment Inc (b)	393,200	51,344,056
ROBLOX Corp Class A (b)	1,301,400	75,858,606
		127,202,662
Interactive Media & Services - 6.6%
Alphabet Inc Class A	2,867,076	443,364,633
Epic Games Inc (b)(e)(f)	5,869	3,752,227
Meta Platforms Inc Class A	356,700	205,587,612
		652,704,472
Consumer Discretionary - 15.3%
Broadline Retail - 10.7%
Amazon.com Inc (b)	5,463,380	1,039,462,679
Savers Value Village Inc (b)(g)	1,132,500	7,814,250
		1,047,276,929
Diversified Consumer Services - 0.2%
Duolingo Inc Class A (b)	54,800	17,017,592
Hotels, Restaurants & Leisure - 1.9%
Airbnb Inc Class A (b)	970,500	115,935,930
Carnival Corp (b)	904,000	17,655,120
Kura Sushi USA Inc Class A (b)	211,154	10,811,085
Starbucks Corp	440,400	43,198,836
		187,600,971
Household Durables - 0.3%
Blu Homes Inc (b)(e)(f)	14,533,890	4,506
TopBuild Corp (b)	100,100	30,525,495
		30,530,001
Specialty Retail - 2.2%
Floor & Decor Holdings Inc Class A (b)	234,900	18,902,403
Lowe's Cos Inc	865,700	201,907,211
		220,809,614
TOTAL CONSUMER DISCRETIONARY		1,503,235,107

Consumer Staples - 1.8%
Beverages - 0.7%
Constellation Brands Inc Class A	396,200	72,710,624
Personal Care Products - 1.1%
Estee Lauder Cos Inc/The Class A	1,587,900	104,801,400
TOTAL CONSUMER STAPLES		177,512,024

Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Cheniere Energy Inc	500,326	115,775,436
Range Resources Corp	1,422,600	56,804,418
		172,579,854
Financials - 10.8%
Banks - 0.3%
Huntington Bancshares Inc/OH	1,267,200	19,020,672
M&T Bank Corp	104,400	18,661,500
		37,682,172
Capital Markets - 1.4%
Intercontinental Exchange Inc	640,200	110,434,500
Morgan Stanley	209,800	24,477,366
		134,911,866
Consumer Finance - 0.9%
Capital One Financial Corp	508,000	91,084,400
Financial Services - 6.2%
Mastercard Inc Class A	479,450	262,796,134
Rocket Cos Inc Class A (g)	1,550,154	18,710,359
Toast Inc Class A (b)	2,086,200	69,199,254
Visa Inc Class A	722,700	253,277,442
		603,983,189
Insurance - 2.0%
Arthur J Gallagher & Co	564,596	194,921,123
TOTAL FINANCIALS		1,062,582,750

Health Care - 14.0%
Biotechnology - 3.6%
Adamas Pharmaceuticals Inc rights (b)(e)	1,781,700	18
Adamas Pharmaceuticals Inc rights (b)(e)	1,781,700	17,817
Alnylam Pharmaceuticals Inc (b)	383,024	103,424,140
Arcellx Inc (b)	51,857	3,401,819
Beam Therapeutics Inc (b)	513,970	10,037,834
Biogen Inc (b)	215,400	29,475,336
Blueprint Medicines Corp (b)	36,400	3,221,764
Cytokinetics Inc (b)	184,431	7,412,282
Exact Sciences Corp (b)	1,871,800	81,030,222
Gilead Sciences Inc	838,300	93,931,515
Hookipa Pharma Inc (b)	101,448	109,564
Janux Therapeutics Inc (b)	95,000	2,565,000
Krystal Biotech Inc (b)	36,000	6,490,800
Moderna Inc (b)	357,800	10,143,630
Seres Therapeutics Inc (b)	405,600	283,961
Synlogic Inc (b)	76,833	95,273
Vor BioPharma Inc (b)	618,395	443,698
XOMA Royalty Corp (b)	255,512	5,092,354
		357,177,027
Health Care Equipment & Supplies - 4.3%
Align Technology Inc (b)	276,700	43,956,562
Boston Scientific Corp (b)	3,086,200	311,335,856
Ceribell Inc	105,200	2,020,892
Glaukos Corp (b)	226,000	22,242,920
Penumbra Inc (b)	118,101	31,581,388
Pulmonx Corp (b)	211,900	1,426,087
RxSight Inc (b)	58,000	1,464,500
		414,028,205
Health Care Providers & Services - 0.7%
HealthEquity Inc (b)	799,196	70,624,951
Health Care Technology - 0.3%
Veeva Systems Inc Class A (b)	128,300	29,718,129
Life Sciences Tools & Services - 1.1%
10X Genomics Inc Class A (b)	471,028	4,112,074
Bio-Techne Corp	261,800	15,349,334
Bruker Corp	439,484	18,344,062
Codexis Inc (b)	1,141,000	3,069,290
Danaher Corp	189,850	38,919,251
MaxCyte Inc (United States) (b)	976,700	2,666,391
Thermo Fisher Scientific Inc	47,300	23,536,480
		105,996,882
Pharmaceuticals - 4.0%
Aclaris Therapeutics Inc (b)	134,507	205,796
Eli Lilly & Co	338,387	279,477,207
Royalty Pharma PLC Class A	3,534,900	110,041,437
Zevra Therapeutics Inc (b)	642,100	4,809,329
		394,533,769
TOTAL HEALTH CARE		1,372,078,963

Industrials - 7.6%
Aerospace & Defense - 1.2%
GE Aerospace	605,700	121,230,855
Loar Holdings Inc	9,800	692,370
		121,923,225
Building Products - 0.0%
Simpson Manufacturing Co Inc	29,100	4,571,028
Electrical Equipment - 1.0%
GE Vernova Inc	323,725	98,826,768
Ground Transportation - 0.3%
Uber Technologies Inc (b)	398,278	29,018,535
Machinery - 2.4%
Deere & Co	278,200	130,573,170
Ingersoll Rand Inc	593,515	47,499,005
Westinghouse Air Brake Technologies Corp	282,697	51,267,101
		229,339,276
Professional Services - 2.2%
Equifax Inc	667,212	162,506,155
KBR Inc	335,755	16,723,956
UL Solutions Inc Class A	645,100	36,383,640
		215,613,751
Trading Companies & Distributors - 0.5%
Ferguson Enterprises Inc (United Kingdom)	296,445	46,756,099
TOTAL INDUSTRIALS		746,048,682

Information Technology - 22.6%
Electronic Equipment, Instruments & Components - 0.7%
Flex Ltd (b)	966,625	31,975,955
Jabil Inc	258,700	35,201,309
		67,177,264
Semiconductors & Semiconductor Equipment - 10.0%
Astera Labs Inc (b)	18,300	1,091,961
NVIDIA Corp	8,737,840	947,007,100
SiTime Corp (b)	202,836	31,007,539
		979,106,600
Software - 7.1%
Appfolio Inc Class A (b)	22,100	4,859,790
Asapp Inc warrants 8/28/2028 (b)(e)(f)	2,365,967	2,578,904
Docusign Inc (b)	431,500	35,124,100
HubSpot Inc (b)	170,500	97,404,945
Microsoft Corp	1,305,088	489,916,985
Monday.com Ltd (b)	103,700	25,215,692
Nutanix Inc Class A (b)	255,499	17,836,385
OpenAI Global LLC rights (b)(e)(f)	6,112,033	8,923,568
SailPoint Inc	57,900	1,085,625
Zeta Global Holdings Corp Class A (b)	1,020,100	13,832,556
		696,778,550
Technology Hardware, Storage & Peripherals - 4.8%
Apple Inc	2,106,132	467,835,101
TOTAL INFORMATION TECHNOLOGY		2,210,897,515

Materials - 1.6%
Construction Materials - 0.4%
Eagle Materials Inc	20,700	4,593,951
Martin Marietta Materials Inc	83,400	39,876,042
		44,469,993
Containers & Packaging - 0.7%
International Paper Co	1,259,400	67,188,990
Metals & Mining - 0.5%
Carpenter Technology Corp	268,200	48,592,476
TOTAL MATERIALS		160,251,459

Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Zillow Group Inc Class A (b)	175,000	11,700,500
Zillow Group Inc Class C (b)	1,023,000	70,136,880
		81,837,380
TOTAL UNITED STATES		8,266,930,868
TOTAL COMMON STOCKS (Cost $6,755,488,382)		9,595,757,141

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (e)(f)(h) (Cost $1,940,200)	1,940,200	1,897,322

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (b)(e)(f)	1,016	1,316,716
Canva Inc Series A2 (b)(e)(f)	184	238,460

TOTAL AUSTRALIA		1,555,176
UNITED STATES - 0.4%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(e)(f)	61,700	779,888
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(e)(f)	198,400	513,856
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (e)(f)	205,955	8,429,738
Information Technology - 0.2%
Software - 0.2%
Asapp Inc Series C (b)(e)(f)	654,971	1,113,451
Asapp Inc Series D (b)(e)(f)	4,123,720	5,814,445
xAI Corp Series C (e)(f)	356,400	10,745,460
		17,673,356
Materials - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings Inc Series C2 (b)(e)(f)	137,249	1,771,885
Illuminated Holdings Inc Series C3 (b)(e)(f)	171,560	2,214,840
Illuminated Holdings Inc Series C4 (b)(e)(f)	48,240	622,778
Illuminated Holdings Inc Series C5 (b)(e)(f)	96,064	1,240,186
		5,849,689
TOTAL UNITED STATES		33,246,527
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $49,801,728)		34,801,703

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (e)(f)(h) (Cost $2,538,700)	2,538,700	2,926,867

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.32	142,254,820	142,283,271
Fidelity Securities Lending Cash Central Fund (i)(j)	4.32	29,057,414	29,060,320
TOTAL MONEY MARKET FUNDS (Cost $171,343,591)			171,343,591

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $6,981,112,601)	9,806,726,624
NET OTHER ASSETS (LIABILITIES) - 0.1%	10,870,590
NET ASSETS - 100.0%	9,817,597,214

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $61,900,741 or 0.6% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $61,900,741 or 0.6% of net assets.

(e)	Level 3 security
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $54,885,097 or 0.6% of net assets.

(g)	Security or a portion of the security is on loan at period end.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	787,341

Anduril Industries Inc Series F	8/07/24	4,476,761

Asapp Inc Series C	4/30/21	4,320,909

Asapp Inc Series D	8/29/23	15,923,745

Asapp Inc warrants 8/28/2028	8/29/23	2

Blu Homes Inc	5/21/20	25,138

Canva Inc Series A	9/22/23	1,083,728

Canva Inc Series A2	9/22/23	196,266

ElevateBio LLC Series C	3/09/21	832,288

Epic Games Inc	3/29/21	5,194,065

Illuminated Holdings Inc 15%	6/14/23	1,940,200

Illuminated Holdings Inc 15%	9/27/23	2,538,700

Illuminated Holdings Inc Series C2	7/07/20	3,431,225

Illuminated Holdings Inc Series C3	7/07/20	5,146,800

Illuminated Holdings Inc Series C4	1/08/21	1,736,640

Illuminated Holdings Inc Series C5	6/16/21	4,149,965

OpenAI Global LLC rights	9/30/24	6,112,033

xAI Corp Series C	11/22/24	7,716,060

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	157,994,350	932,747,603	948,458,682	1,588,021	-	-	142,283,271	142,254,820	0.3%
Fidelity Securities Lending Cash Central Fund	9,880,953	183,384,159	164,204,792	45,232	-	-	29,060,320	29,057,414	0.1%
Total	167,875,303	1,116,131,762	1,112,663,474	1,633,253	-	-	171,343,591

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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